ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Oct. 05, 2020 USD ($) $ / shares shares	Oct. 05, 2020 CNY (¥) shares	Dec. 31, 2020 shares	Dec. 31, 2018 shares
ORDINARY SHARES [Line Items]
Issue price (per share) | $ / shares	$ 3.98
Net proceeds from the offering, after deducting the placement agent fees and other offering expenses	$ 5,210	¥ 35,515
Class A Ordinary Shares [Member]
ORDINARY SHARES [Line Items]
Issuance of ordinary shares (in shares)	3,015,076	3,015,076	3,015,076	4,140,000
American Depository Shares
ORDINARY SHARES [Line Items]
Issuance of ordinary shares (in shares)	1,507,538	1,507,538